Financial Risk and Fair Value Disclosures - Reconciliations for Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	$ 362,597,229
Ending balance	366,261,693	$ 12,245,459	$ 362,597,229
Level 3 [member] | Financial assets at fair value through profit or loss [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	7,899,007		8,042,376
Recognized in profit (loss)	(7,131)		(360,065)
Recognized in other comprehensive income (loss)	0		0
Acquisition	812,404		1,348,311
Disposal	(329,846)		(778,362)
Return of capital	(14,954)		(22,954)
Transfer to Level 3	49,706		22,050
Transfer out of Level 3	(53,300)		(442,138)
Exchange effect	(80,171)		89,789
Ending balance	8,275,715		7,899,007
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Option [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	0		31,605
Recognized in profit (loss)			(31,605)
Recognized in other comprehensive income (loss)			0
Acquisition			0
Disposal			0
Return of capital			0
Transfer to Level 3			0
Transfer out of Level 3			0
Exchange effect			0
Ending balance			0
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Common stocks [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	3,077,691		3,832,537
Recognized in profit (loss)	(272,299)		(3,356)
Recognized in other comprehensive income (loss)	0		0
Acquisition	159,476		140,338
Disposal	(1,475)		(468,337)
Return of capital	(14,954)		(22,954)
Transfer to Level 3	0		22,050
Transfer out of Level 3	(53,300)		(442,138)
Exchange effect	(14,451)		19,551
Ending balance	2,880,688		3,077,691
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Funds [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	1,849,788		1,183,940
Recognized in profit (loss)	(14,024)		69,827
Recognized in other comprehensive income (loss)	0		0
Acquisition	204,082		577,347
Disposal	0		0
Return of capital	0		0
Transfer to Level 3	0		0
Transfer out of Level 3	0		0
Exchange effect	(28,821)		18,674
Ending balance	2,011,025		1,849,788
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Preferred stocks [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	2,971,528		2,994,294
Recognized in profit (loss)	273,047		(394,931)
Recognized in other comprehensive income (loss)	0		0
Acquisition	396,890		630,626
Disposal	(328,371)		(310,025)
Return of capital	0		0
Transfer to Level 3	0		0
Transfer out of Level 3	0		0
Exchange effect	(33,800)		51,564
Ending balance	3,279,294		2,971,528
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Convertible bonds [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	0
Recognized in profit (loss)	6,145
Recognized in other comprehensive income (loss)	0
Acquisition	51,956
Disposal	0
Return of capital	0
Transfer to Level 3	49,706
Transfer out of Level 3	0
Exchange effect	(3,099)
Ending balance	104,708		0
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	3,419,200		3,584,020
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	190,712		(164,820)
Acquisition	0		0
Disposal	(2,303,988)		0
Return of capital	0		0
Transfer to Level 3	0		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	1,305,924		3,419,200
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Common stocks [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	3,235,174		3,350,694
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	199,244		(115,520)
Acquisition	0		0
Disposal	(2,303,988)		0
Return of capital	0		0
Transfer to Level 3	0		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	1,130,430		3,235,174
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Preferred stocks [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	184,026		233,326
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	(8,532)		(49,300)
Acquisition	0		0
Disposal	0		0
Return of capital	0		0
Transfer to Level 3	0		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	$ 175,494		$ 184,026